SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION

17. SEGMENT INFORMATION

The Company and its subsidiaries operate in a single segment; the design, manufacture and sale of semiconductor products and services for commercial applications. The Company’s operating and reporting segment reflects the management reporting structure of the organization and the manner in which the chief operating decision maker regularly assesses information for decision making purposes, including the allocation of resources. A summary of the Company’s operations is below:

OPEL, ODIS, POET Shenzhen, SPX and PTS

OPEL, ODIS, POET Shenzhen, SPX and PTS are the designers and developers of the POET Optical Interposer platform and optical engines based on the POET Optical Interposer platform.

BB Photonics

BB Photonics developed photonic integrated components for the datacom and telecom markets utilizing embedded dielectric technology that enabled the partial integration of active and passive devices into photonic integrated circuits. BB Photonics’ operation is currently dormant.

On a consolidated basis, the Company operates geographically in Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

2024
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$1,325,632	$341,240	$53,815,162	$55,482,034
Long-term deposit	107,890	-	-	107,890
Property and equipment	12,256,402	501,280	-	12,757,682
Patents and licenses	-	606,708	-	606,708
Right of use asset	677,553	20,582	-	698,135

Total Assets	$14,367,477	$1,469,810	$53,815,162	$69,652,449

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17. SEGMENT INFORMATION (Continued)

Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$41,427	$-	$-	$41,427

Selling, marketing and administration	(3,329,834)	(6,615,379)	(8,826,208)	(18,771,421)
Research and development	(7,536,414)	(3,618,983)	(179,244)	(11,334,641)
Loss on the acquisition of the remaining interest of SPX	-	-	(6,852,687)	(6,852,687)
Interest expense	(74,644)	(28,029)	-	(102,673)

Loss on fair value of derivative warrant liability	-	-	(20,631,082)	(20,631,082)
Other income, including interest	5,873	-	942,083	947,956
Forgiveness of Covid-19 government support loans	-	-	7,298	7,298

Net loss	$(10,893,592)	$(10,262,391)	$(35,539,840)	$(56,695,823)

2023
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$326,926	$149,227	$2,693,592	$3,169,745
Property and equipment	4,089,653	533,575	-	4,623,228
Patents and licenses	-	502,055	-	502,055
Right of use asset	379,462	102,927	-	482,389

Total Assets	$4,796,041	$1,287,784	$2,693,592	$8,777,417

The Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$465,777	$-	$-	$465,777

Selling, marketing and administration	$(2,753,484)	$(6,226,291)	$(1,815,380)	$(10,795,155)
Research and development	(6,249,120)	(3,662,418)	(166,392)	(10,077,930)
Loss on fair value of derivative warrant liability	-	-	(24,865)	(24,865)
Interest expense	(27,906)	(42,276)	-	(70,182)
Gain on contribution of intellectual to joint venture	1,031,807	-	-	1,031,807
Other income, including interest	-	-	234,990	234,990
Share of loss in joint venture	(1,031,807)	-	-	(1,031,807)

Net loss	$(8,564,733)	$(9,930,985)	$(1,771,647)	$(20,267,365)

2022
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$664,658	$133,501	$8,770,035	$9,568,194
Property and equipment	4,496,734	573,773	-	5,070,507
Patents and licenses	-	510,705	-	510,705
Right of use asset	55,775	185,272	-	241,047

Total Assets	$5,217,167	$1,403,251	$8,770,035	$15,390,453

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17. SEGMENT INFORMATION (Continued)

The Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$552,748	$-	$-	$552,748

Selling, marketing and administration	(2,121,596)	(5,885,970)	(1,508,705)	(9,516,271)
Research and development	(6,344,016)	(4,205,177)	(197,550)	(10,746,743)
Gain on contribution of intellectual property to joint venture	1,746,987	-	-	1,746,987
Interest expense	(17,701)	(32,037)	-	(49,738)
Forgiveness of Covid-19 government support loans	-	-	-	-
Other income, including interest	-	-	188,320	188,320
Share of loss in joint venture	(3,211,993)	-	-	(3,211,993)

Net loss	$(9,395,571)	$(10,123,184)	$(1,517,935)	$(21,036,690)